Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Federal Statutory Income Tax Rate to Income Loss Before Income Taxes

The Company’s effective income tax rate differs from the amount computed by applying the federal statutory income tax rate to loss before income taxes as follows:

	December 31, 2016	December 31, 2015

Income tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income tax benefit, net of federal benefit	(6.0)%	(6.0)%
Change in valuation allowance	40.00%	22.3%

Income taxes at effective tax rate	-	17.7%

Schedule of Components of Deferred Taxes

The components of deferred taxes consist of the following at December 31, 2016 and 2015:

	December 31, 2016	December 31, 2015

Inventory reserves	$41,000	$140,141
Allowance for doubtful accounts and returns	143,000	93,581
Impairment of note receivable	40,000	100,000
Other accrued expenses	91,000	76,082
Depreciation	(55,000)	(52,702)
Net operating loss carryforwards	295,000	67,447
Less: Valuation allowance	(555,000)	(424,549)

Net deferred tax assets	$-	$-